Note 8 - Convertible Notes (Details) - Notes Payable (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Line Items]
Less: debt discount		$ 0	$ (42,534)
	616,113	494,708	184,289
First Issuance [Member] | Carebourn Capital L.P. [Member] | Due August 29, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	17,500	17,500
Second Issuance [Member] | Carebourn Capital L.P. [Member] | Due August 29, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	15,000
Including Related Parties [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	880,369	817,369	446,328
Less: debt discount	(189,256)	(247,661)	(229,573)
	691,113	569,708	216,755
Private Placement [Member] | Due September 3, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	35,000	35,000
Private Placement [Member] | Due on January 26, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	75,000	75,000	100,000
JMJ Financial Inc [Member] | Due February 22, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	191,663	191,663
Asher Enterprises Inc [Member] | Due May 19, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable		35,000
Asher Enterprises Inc [Member] | Due September 19, 2012 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	42,500	42,500
Asher Enterprises Inc [Member] | Due September 12, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	47,500	47,500
Asher Enterprises Inc [Member] | Due December 4, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	53,000
Carebourn Capital L.P. [Member] | Due December 19, 2013 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	32,500	32,500
Carebourn Capital L.P. [Member] | Due July 29, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	10,000	10,000
TCA Global Credit Master Fund, LP [Member] | Due April 26, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	189,844	189,844
Individual Counterparty [Member] | Due April 9, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	140,862	140,862
Booski Consulting LLC [Member] | Due December 17, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	15,000
Linrick Industries LLC [Member] | Due December 17, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	$ 15,000